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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ];
Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shamrock Capital Advisors, Inc.
Address: 4444 Lakeside Drive
         Burbank, CA 91505

Form 13F File Number: 28-

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J. McConnell
Title: Managing Director
Phone: (818) 815-4444

Signature, Place, and Date of Signing:

    /s/ Michael J. McConnell              Burbank, CA              2/13/07
  -----------------------------  -----------------------------  -------------
           [Signature]                   [City, State]             [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
Form 13F Information Table Entry Total: 9
Form 13F Information Table Value Total: $280,128 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number                     Name
     --- -------------------- ---------------------------------------------
      1  28-                  Shamrock Activist Value Fund GP, L.L.C.
      2  28-                  Shamrock Partners Activist Value Fund, L.L.C.
      3  28-                  Shamrock Holdings of California, Inc.
      4  28-                  Shamrock Holdings, Inc.

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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F
                               INFORMATION TABLE

                        Shamrock Capital Advisors, Inc.

                          FORM 13F INFORMATION TABLE
                              AS OF DATE 12/31/06

Column 1                    Column 2    Column 3  Column 4      Column 5       Column 6  Column 7       Column 8
--------                 -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                    VOTING AUTHORITY
                                                   VALUE    TOTAL    SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER           TITLE OF CLASS  CUSIP    (x$1000)  SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------           -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Agile Software Corp Del     COM         00846X105  18,488  3,006,105 SH        DEFINED   1,2,3,4  3,006,105
Chemed Corp New             COM         16359R103  33,319    901,000 SH        DEFINED   1,2,3,4    901,000
Coinstar Inc                COM         19259P300  49,064  1,604,965 SH        DEFINED   1,2,3,4  1,604,965
Collectors Universe Inc     COM NEW     19421R200  11,972    893,396 SH        DEFINED   1,2,3,4    893,396
iPass Inc                   COM         46261V108  53,672  9,127,950 SH        DEFINED   1,2,3,4  9,127,950
Magellan Health Svcs Inc    COM NEW     559079207  23,751    549,528 SH        DEFINED   1,2,3,4    549,528
Modine Mfg Co               COM         607828100  45,700  1,825,800 SH        DEFINED   1,2,3,4  1,825,800
Proquest Company            COM         74346P102  21,874  2,093,200 SH        DEFINED   1,2,3,4  2,093,200
TNS Inc                     COM         872960109  22,288  1,157,795 SH        DEFINED   1,2,3,4  1,157,795